LOSS PER SHARE (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Share option awards	6,905,608	665,646
Convertible loan	$ 4,350,000	$ 4,350,000